Long-Term Debt (Tables)	12 Months Ended
Aug. 31, 2018
Long-Term Debt [Abstract]
Summary of long-term debt

		2018			2017
	Effective interest rates	Long-term debt at amortized cost (1)	Adjustment for finance costs (1)	Long-term debt repayable at maturity	Long-term debt at amortized cost (1)	Adjustment for finance costs (1)	Long-term debt repayable at maturity
	%	$	$	$	$	$	$
Corporate
Cdn fixed rate senior notes-
5.65% due October 1, 2019	5.69	1,248	2	1,250	1,247	3	1,250
5.50% due December 7, 2020	5.55	499	1	500	498	2	500
3.15% due February 19, 2021	3.17	299	1	300	298	2	300
4.35% due January 31, 2024	4.35	498	2	500	498	2	500
3.80% due March 1, 2027	3.84	298	2	300	298	2	300
6.75% due November 9, 2039	6.89	1,419	31	1,450	1,419	31	1,450
		4,261	39	4,300	4,258	42	4,300
Other
Freedom Mobile – other	Various	–	–	–	2	–	2
Burrard Landing Lot 2 Holdings Partnership	Various	50	–	50	40	–	40
Total consolidated debt		4,311	39	4,350	4,300	42	4,342
Less current portion		1	–	1	2	–	2
		4,310	39	4,349	4,298	42	4,340

(1)	Long-term debt is presented net of unamortized discounts and finance costs.

Long-term debt repayments

$
2019	1
2020	1,251
2021	801
2022	1
2023	1
Thereafter	2,295
4,350

Interest expense

	2018	2017
	$	$
Interest expense – long-term debt	245	262
Amortization of senior notes discounts	1	1
Interest income – short-term (net)	(6)	(3)
Capitalized interest	–	(2)
Interest expense – other	8	9
	248	267